About the presentation of our financial statements (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of initial application of standards or interpretations [abstract]
Summary of principal exchange rate used in preparation of financial statements
The principal exchange rates used in the preparation of the financial statements were:

	Full-year average			Year-end
One unit of local currency buys the following number of US dollars	2022	2021	2020	2022	2021	2020
Pound sterling	1.24	1.38	1.28	1.21	1.35	1.36
Australian dollar	0.69	0.75	0.69	0.68	0.73	0.77
Canadian dollar	0.77	0.80	0.75	0.74	0.78	0.78
Euro	1.05	1.18	1.14	1.07	1.13	1.23
South African rand	0.061	0.068	0.061	0.059	0.063	0.068